July 22, 2005


                                    Deutsche Investment Management Americas Inc.
                                    Two International Place
                                    Boston, MA 02110


Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549


RE: Post-Effective Amendment No. 121 to the Registration Statement on Form N-1A of Scudder Mid Cap Growth Fund, (the "Fund"), a series of Scudder Advisor Funds (the "Trust") (Reg. Nos. 33-07404, 811-4760)


Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 121 to the Fund's Registration Statement on Form N-1A (the "Amendment") do not differ from those contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on July 1, 2005.

         Any comments or questions on this filing should be directed to the undersigned at 617-295-2557.


                            Very truly yours,

                            /s/ Dennis P. Gallagher
                            Dennis P. Gallagher, Esq.
                            Director
                            Deutsche Asset Management


cc:      Burton M. Leibert, Esq. Willkie Farr & Gallagher
         Mary Carty, Esq., Willkie Farr & Gallagher